COMMITMENTS	6 Months Ended
Mar. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6      COMMITMENTS

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services.  The Company is required to pay $5,000 a month.  The agreement will remain in effect unless either party desires to cancel the agreement.   This agreement has been terminated effective October 1, 2008. Effective February 1, 2011,the Company re-entered the consulting agreement.  The Company is required to pay $4,500 a month.  The agreement will remain ineffect unless either party desires to cancel the agreement.